Other current operating liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 204.3	SFr 184.4
Accrued personnel expenses	39.6	17.1
Indirect taxes (VAT/GST) payables	55.7	42.5
Social security payables	8.8	17.1
Other payables	17.2	25.4
Other current operating liabilities	29.7	12.8
Other current operating liabilities	SFr 355.4	SFr 299.3